******************************* FORM N-PX REPORT *******************************

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               FORM N-PX REPORT

                   ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY


                     Investment Company Act file number
                                   811-08824

                            INTEGRITY FUND OF FUNDS, INC.
              (Exact name of registrant as specified in charter)

                             1 North Main Street
                               Minot, ND  58703
                   (Address of principal executive offices)

                Registrant's Telephone Number, Including Area Code:
                               (701) 852-5292

              Brent Wheeler, Mutual Funds Chief Compliance Officer
           Kevin Flagstad, Investment Adviser Chief Compliance Officer
                             Integrity Mutual Funds
                               1 North Main Street
                                Minot, ND  58703
                     (Name and address of agent for service)

                       Date of fiscal year end: December 31

                Date of reporting period: July 1, 2005 - June 30, 2006


ITEM 1. PROXY VOTING RECORD

======================== INTEGRITY FUND OF FUNDS, INC. =========================


DODGE & COX STOCK FUND

Ticker:                      Security ID:  256219106
Meeting Date: DEC 2, 2005    Meeting Type: Special
Record Date:  OCT 3, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee William F. Ausfahl         For       For        Management
1.2   Elect  Trustee L. Dale Crandall           For       For        Management
1.3   Elect  Trustee Dana M. Emery              For       For        Management
1.4   Elect  Trustee John A. Gunn               For       For        Management
1.5   Elect  Trustee Harry R. Hagey             For       For        Management
1.6   Elect  Trustee Thomas A. Larsen           For       For        Management
1.7   Elect  Trustee Kenneth E. Olivier         For       For        Management
1.8   Elect  Trustee John B. Taylor             For       For        Management
1.9   Elect  Trustee Will C. Wood               For       For        Management


--------------------------------------------------------------------------------

T. ROWE PRICE FUNDS

Ticker:                      Security ID:  779559103
Meeting Date: APR 19, 2006   Meeting Type: Annual
Record Date:  FEB 21, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeremiah E. Casey         For       Did Not    Management
                                                          Vote
1.2   Elect  Director Anthony W. Deering        For       Did Not    Management
                                                          Vote
1.3   Elect  Director Donald W. Dick, Jr.       For       Did Not    Management
                                                          Vote
1.4   Elect  Director David K. Fagin            For       Did Not    Management
                                                          Vote
1.5   Elect  Director Karen N. Horn             For       Did Not    Management
                                                          Vote
1.6   Elect  Director Theo C. Rodgers           For       Did Not    Management
                                                          Vote
1.7   Elect  Director John G. Schreiber         For       Did Not    Management
                                                          Vote
1.8   Elect  Director Edward C. Bernard         For       Did Not    Management
                                                          Vote
1.9   Elect  Director Brian C. Rogers           For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

T. ROWE PRICE FUNDS

Ticker:       TRSSX          Security ID:  779547108
Meeting Date: APR 27, 2006   Meeting Type: Annual
Record Date:  FEB 21, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeremiah E. Casey         For       Did Not    Management
                                                          Vote
1.2   Elect  Director Anthony W. Deering        For       Did Not    Management
                                                          Vote
1.3   Elect  Director Donald W. Dick, Jr.       For       Did Not    Management
                                                          Vote
1.4   Elect  Director David K. Fagin            For       Did Not    Management
                                                          Vote
1.5   Elect  Director Karen N. Horn             For       Did Not    Management
                                                          Vote
1.6   Elect  Director Theo C. Rodgers           For       Did Not    Management
                                                          Vote
1.7   Elect  Director John G. Schreiber         For       Did Not    Management
                                                          Vote
1.8   Elect  Director Edward C. Bernard         For       Did Not    Management
                                                          Vote
1.9   Elect  Director Brian C. Rogers           For       Did Not    Management
                                                          Vote

========== END NPX REPORT
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTEGRITY FUND OF FUNDS, INC.
(Registrant)

By:	/s/ Robert E. Walstad
        Robert E. Walstad
        Chief Executive Officer

Date: 	August 21, 2006